Retirement Benefits (Assumption in calculating net periodic benefit Cost) (Details)		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	[1]	4.30%	4.30%	4.80%
Expected return on plan assets		8.00%	8.30%	8.30%
Rate of compensation increase		3.50%	3.50%	4.00%
U.S. [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets		8.30%
U.S. [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets		5.10%
U.S. [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets		6.90%
U.S. Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.50%
U.S. Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.10%
International [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	[1]	3.30%	3.60%	4.30%
Expected return on plan assets		6.30%	6.10%	6.50%
Rate of compensation increase		3.50%	3.60%	3.70%
International [Member] | United Kingdom [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets		6.60%
Percentage of International Plan Assets		over 80%
International [Member] | United Kingdom [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets		7.30%
International [Member] | United Kingdom [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets		3.50%
International Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		3.40%
International Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		3.20%
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		2.40%	2.60%	2.40%

[1]	Effective in 2016, the Company began to measure the service cost and interest cost components of pension expense by applying spot rates along the yield curve to the relevant projected cash flows, as we believe this provides a better measurement of these costs. The 2016 discount rates used to measure the service cost and interest cost of our U.S. pension plans were 4.5% and 4.1%, respectively. The rates used to measure the service cost and interest cost of our major International pension plans were 3.4% and 3.2%, respectively. The previous method would have used a single discount rate for both service and interest costs. The Company has accounted for this as a change in accounting estimate and, accordingly, has accounted for it on a prospective basis. This change does not affect the measurement of the total benefit obligation.